Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.37%
Aerospace & Defense–0.51%
Huntington Ingalls Industries, Inc.	12,474	$3,635,797
Air Freight & Logistics–1.80%
United Parcel Service, Inc., Class B	86,761	12,895,287
Application Software–1.95%
Autodesk, Inc.(b)	29,254	7,618,326
Tyler Technologies, Inc.(b)	14,970	6,362,400
		13,980,726
Automobile Manufacturers–0.36%
Tesla, Inc.(b)	14,582	2,563,370
Automotive Parts & Equipment–0.72%
Aptiv PLC(b)	18,599	1,481,410
Mobileye Global, Inc., Class A (Israel)(b)(c)	114,533	3,682,236
		5,163,646
Automotive Retail–1.02%
Valvoline, Inc.(b)(c)	164,786	7,344,512
Biotechnology–1.56%
Biogen, Inc.(b)	12,678	2,733,757
Gilead Sciences, Inc.	114,965	8,421,186
		11,154,943
Broadline Retail–4.09%
Amazon.com, Inc.(b)	162,380	29,290,104
Construction Materials–0.57%
CRH PLC	47,196	4,071,127
Consumer Finance–2.12%
American Express Co.	66,638	15,172,806
Consumer Staples Merchandise Retail–1.50%
Walmart, Inc.	179,068	10,774,522
Distillers & Vintners–2.14%
Constellation Brands, Inc., Class A	56,490	15,351,722
Diversified Banks–3.49%
JPMorgan Chase & Co.	92,002	18,428,001
Wells Fargo & Co.(c)	113,567	6,582,343
		25,010,344
Diversified Financial Services–1.34%
Equitable Holdings, Inc.	253,223	9,625,006
Electric Utilities–0.59%
FirstEnergy Corp.	109,258	4,219,544
Electrical Components & Equipment–2.81%
Emerson Electric Co.	95,426	10,823,217
Hubbell, Inc.	22,463	9,323,268
		20,146,485
Shares		Value
Gas Utilities–0.73%
Atmos Energy Corp.	44,214	$5,255,718
Health Care Equipment–3.91%
Becton, Dickinson and Co.	27,996	6,927,610
Boston Scientific Corp.(b)	105,751	7,242,886
Zimmer Biomet Holdings, Inc.	104,797	13,831,108
		28,001,604
Health Care Facilities–2.37%
HCA Healthcare, Inc.	27,935	9,317,160
Tenet Healthcare Corp.(b)	72,988	7,671,769
		16,988,929
Home Improvement Retail–0.56%
Lowe’s Cos., Inc.	15,610	3,976,335
Human Resource & Employment Services–0.75%
Paylocity Holding Corp.(b)(c)	31,405	5,397,263
Industrial Machinery & Supplies & Components–0.76%
Otis Worldwide Corp.	55,138	5,473,549
Industrial REITs–1.76%
Prologis, Inc.(c)	96,940	12,623,527
Insurance Brokers–0.80%
Arthur J. Gallagher & Co.	22,858	5,715,414
Integrated Oil & Gas–3.49%
Chevron Corp.	34,712	5,475,471
Exxon Mobil Corp.	168,283	19,561,216
		25,036,687
Integrated Telecommunication Services–1.90%
Verizon Communications, Inc.	324,769	13,627,307
Interactive Media & Services–6.98%
Alphabet, Inc., Class A(b)	196,375	29,638,879
Meta Platforms, Inc., Class A	41,998	20,393,389
		50,032,268
Investment Banking & Brokerage–1.67%
Charles Schwab Corp. (The)	165,190	11,949,845
IT Consulting & Other Services–0.90%
Amdocs Ltd.	71,672	6,476,999
Life Sciences Tools & Services–1.13%
Lonza Group AG (Switzerland)	13,575	8,112,397
Managed Health Care–2.04%
UnitedHealth Group, Inc.	29,515	14,601,071
Movies & Entertainment–1.92%
Netflix, Inc.(b)	9,932	6,032,001
Walt Disney Co. (The)	63,308	7,746,367
		13,778,368
Multi-line Insurance–1.74%
American International Group, Inc.	159,630	12,478,277

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Shares		Value
Multi-Utilities–0.40%
Ameren Corp.	38,676	$2,860,477
Oil & Gas Exploration & Production–0.60%
Marathon Oil Corp.	150,905	4,276,648
Passenger Ground Transportation–0.89%
Uber Technologies, Inc.(b)	83,217	6,406,877
Personal Care Products–0.60%
Coty, Inc., Class A(b)(c)	361,981	4,329,293
Pharmaceuticals–3.58%
Eli Lilly and Co.	16,293	12,675,302
Merck & Co., Inc.	98,268	12,966,463
		25,641,765
Regional Banks–0.43%
M&T Bank Corp.	21,342	3,103,981
Research & Consulting Services–1.54%
Equifax, Inc.	41,155	11,009,786
Restaurants–0.89%
Starbucks Corp.	70,032	6,400,225
Semiconductor Materials & Equipment–2.01%
Applied Materials, Inc.	69,680	14,370,106
Semiconductors–6.63%
NVIDIA Corp.	45,136	40,783,084
Texas Instruments, Inc.(c)	38,889	6,774,853
		47,557,937
Specialty Chemicals–0.90%
DuPont de Nemours, Inc.	84,258	6,460,061
Systems Software–9.80%
Microsoft Corp.	136,913	57,602,037
ServiceNow, Inc.(b)	16,567	12,630,681
		70,232,718
Shares		Value
Technology Hardware, Storage & Peripherals–5.18%
Apple, Inc.	195,371	$33,502,219
Dell Technologies, Inc., Class C	31,674	3,614,320
		37,116,539
Tobacco–2.17%
Philip Morris International, Inc. (Switzerland)	169,858	15,562,390
Transaction & Payment Processing Services–3.06%
Fiserv, Inc.(b)	72,095	11,522,223
Mastercard, Inc., Class A	21,673	10,437,067
		21,959,290
Wireless Telecommunication Services–0.71%
T-Mobile US, Inc.	30,994	5,058,841
Total Common Stocks & Other Equity Interests (Cost $468,383,083)		712,272,433
Money Market Funds–0.05%
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e) (Cost $359,894)	359,750	359,894
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.42% (Cost $468,742,977)		712,632,327
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.30%
Invesco Private Government Fund, 7.57%(d)(e)(f)	8,632,446	8,632,446
Invesco Private Prime Fund, 5.49%(d)(e)(f)	22,186,622	22,197,715
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,830,161)		30,830,161
TOTAL INVESTMENTS IN SECURITIES–103.72% (Cost $499,573,138)		743,462,488
OTHER ASSETS LESS LIABILITIES—(3.72)%		(26,653,474)
NET ASSETS–100.00%		$716,809,014
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Liquid Assets Portfolio, Institutional Class	$9,454,041	$20,213,264	$(29,305,561)	$(344)	$(1,506)	$359,894	$64,748
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$12,022,501	$67,182,271	$(70,572,326)	$-	$-	$8,632,446	$91,561*
Invesco Private Prime Fund	30,915,002	115,413,121	(124,124,180)	(2,557)	(3,671)	22,197,715	249,601*
Total	$52,391,544	$202,808,656	$(224,002,067)	$(2,901)	$(5,177)	$31,190,055	$405,910

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$704,160,036	$8,112,397	$—	$712,272,433
Money Market Funds	359,894	30,830,161	—	31,190,055
Total Investments	$704,519,930	$38,942,558	$—	$743,462,488
Invesco V.I. Main Street Fund®